Equity Method Investments	12 Months Ended
Dec. 31, 2016
Equity Method Investments [Abstract]
Equity Method Investments

3.        Equity Method Investments

  Diana Containerships Inc. (“Diana Containerships”): On July 29, 2014, DSI invested $40,000 in Diana Containerships in a private placement. As at December 31, 2016 and 2015, DSI owned 25.73% and 26.08%, respectively, of the share capital of Diana Containerships. On September 30, 2016, the Company reduced the value of the investment to its market value based on Diana Containerships' share price on Nasdaq on that day resulting to an impairment of $17,568. As at December 31, 2016 and 2015, the investment in Diana Containerships amounted to $5,815 and $62,376, respectively, and is included in “Equity method investments” in the accompanying consolidated balance sheets. As at December 31, 2016, the market value of the investment was $6,696 based on Diana Containerships' closing price on Nasdaq of $2.78.

  For 2016, 2015, and 2014, the investment in Diana Containerships resulted in loss of $56,465 (including impairment discussed above), loss of $4,977, and gain of $12,668, respectively, which is included in “Gain/(loss) from equity method investments” in the accompanying consolidated statements of operations. Also for 2016, 2015, and 2014, DSI received dividends from Diana Containerships amounting to $96, $193 and $763, respectively.

  Diana Wilhelmsen Management Limited (“DWM”): DWM is a joint venture which was established on May 7, 2015 by Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding Limited, an unaffiliated third party, each holding 50% of DWM. As at December 31, 2016, DWM provided management services to seven vessels of the Company's fleet (Note 4(d)). The DWM office is located in Limassol, Cyprus. As at December 31, 2016 and 2015, the investment in DWM amounted to $199 and $111, respectively, and is included in “Equity method investments” in the accompanying consolidated balance sheets. For 2016 and 2015, the investment in DWM resulted in gain of $88 and loss of $156, respectively, included in “Gain/(loss) from equity method investments” in the accompanying consolidated statements of operations.